Consolidated Statements of (Loss) Income and Comprehensive Loss - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Income Statement [Abstract]
Sales		$ 32,463,213	$ 57,525,700	$ 105,416,746
Cost of sales		(30,776,919)	(55,472,097)	(92,804,431)
Gross profit		1,686,294	2,053,603	12,612,315
Operating expenses:
Selling and marketing expenses		(2,046,551)	(2,385,663)	(2,793,197)
General and administrative expenses		(7,569,646)	(7,335,362)	(7,649,241)
Research and development costs		(1,700,578)	(2,783,008)	(2,515,239)
Gain from disposal of property, plant and equipment		101,177	194,526	795,783
Total operating expenses		(11,215,598)	(12,309,507)	(12,161,894)
Operating (loss) income		(9,529,304)	(10,255,904)	450,421
Other income (expenses):
Interest income (expense), net		(1,646,275)	(1,273,010)	(1,290,811)
Other income (expenses), net		1,009,340	742,272	1,279,559
Total other expenses, net		(636,935)	(530,738)	(11,252)
(Loss) Income before income taxes		(10,166,239)	(10,786,642)	439,169
Income tax expense		23,152	227,324	326,942
Net (loss) income		(10,189,391)	(11,013,966)	112,227
Net (loss) attributable to non-controlling interests		(127,780)	(65,171)	(86,751)
Net (loss) income attributable to Ostin Technology Group Co., Ltd.		(10,061,611)	(10,948,795)	198,978
Net (loss) income		(10,189,391)	(11,013,966)	112,227
Other comprehensive income (loss):
Foreign currency translation adjustment		226,505	(523,113)	(1,716,150)
Comprehensive loss		(9,962,886)	(11,537,079)	(1,603,923)
Comprehensive (loss) income attributable to non-controlling interests		7,793	(158,780)	(216,810)
Comprehensive (loss) attributable to Ostin Technology Group Co., Ltd.		$ (9,970,679)	$ (11,378,299)	$ (1,387,113)
Earnings per ordinary share
Basic (in Dollars per share)	[1]	$ (6.74)	$ (7.82)	$ 0.17
Diluted (in Dollars per share)	[1]	$ (6.74)	$ (7.82)	$ 0.17
Weighted average number of ordinary shares outstanding
Basic (in Shares)		1,493,758	1,400,625	1,177,320
Diluted (in Shares)		1,493,758	1,400,625	1,177,320

[1]	The financial statements give retroactive effect to the December 31, 2024 one-for-ten reverse share split.